CONTINGENCIES (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Commitments And Contingencies [Abstract]
Grant contingencies maximum amount payable	$ 3,291,000	$ 3,350,000
Utilisation period for provisions	one to three years